QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
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                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
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              (Address of principal executive offices) (Zip code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
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                    (Name and address of agent for service)

                                  (888)826-2520
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              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 09/30/2009
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
09/30/2009 (UNAUDITED)
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CONTENTS:

CSI Equity Portfolio

                              CSI EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
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    Number      Security Description       % of       Market
      of                                Net Assets     Value
    Shares
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----------------------------------------------------------------
               COMMON STOCKS:                76.76%
               BEVERAGES:                     1.81%
         6,400 Pepsico, Inc.                            375,424
                                                    ------------
                                                    ------------
               COMPUTER AND PERIPHERALS:      2.36%
        20,700 Cisco Systems, Inc.*                     487,278
                                                    ------------
                                                    ------------
               COMPUTER SOFTWARE/SERVICES:    4.61%
        18,000 Microsoft Corp.                          466,020
        10,000 SAP ADR                                  488,700
                                                    ------------
                                                    ------------
                                                                         954,720
                                                    ------------
                                                    ------------
               DRUG AND MEDICAL:             10.55%
         6,900 Abbott Laboratories                      341,343
         5,300 Amgen, Inc.*                             319,219
         5,900 Johnson & Johnson                        359,251
         7,400 Novartis AG                              372,812
         9,600 Roche Holdings LTD ADR                   389,760
         8,800 Stryker Corp.                            399,784
                                                    ------------
                                                    ------------
                                                                       2,182,169
                                                    ------------
                                                    ------------
               ELECTRONICS/EQUIPMENT:         5.88%
        19,000 ABB Limited                              380,760
         9,600 Emerson Electric Co.                     384,768
        23,000 Intel Corp.                              450,110
                                                    ------------
                                                    ------------
                                                                       1,215,638
                                                    ------------
                                                    ------------
               FOOD:                          3.56%
        13,000 Kraft Foods, Inc.                        341,510
         9,250 Nestle S.A. ADR                          394,883
                                                    ------------
                                                    ------------
.. 736,393
                                                    ------------
                                                    ------------
               HOUSEHOLD:                     2.87%
         1,100 Kao Corporation ADR                      270,050
         5,600 Proctor & Gamble Co.                     324,352
                                                    ------------
                                                    ------------
                                                                         594,402
                                                    ------------
                                                    ------------
               MANUFACTURING:                10.03%
        13,000 Dupont EI                                417,820
        10,700 Honeywell International, Inc.            397,505
         5,900 3M Co.                                   435,420
        14,000 Unilever NV                              404,040
         6,900 United Technologies Corp.                420,417
                                                    ------------
                                                    ------------
                                                                       2,075,202
                                                    ------------
                                                    ------------
               MATERIALS:                     2.49%
         7,800 BHP Billiton LTD ADR                     514,878
                                                    ------------
                                                    ------------
               MULTI-MEDIA:                   1.96%
        14,800 Walt Disney Co.                          406,408
                                                    ------------
                                                    ------------
               OIL:                          13.25%
         9,200 BASF AG - ADR                            487,600
         4,600 Chevron Corp.                            323,978
         6,500 ConocoPhillips                           293,540
         7,800 EnCana Corp.                             449,358
         6,200 Royal Dutch Shell PLC                    354,578
         8,200 Schlumberger Ltd.                        488,720
         5,800 Total Fina ADR                           343,708
                                                    ------------
                                                    ------------
.. 2,741,482
                                                    ------------
                                                    ------------
               RETAIL:                        6.25%
         6,300 Costco Wholesale Corp.                   355,698
         6,900 Nike, Inc. Class B                       446,430
        10,000 Walmart                                  490,900
                                                    ------------
                                                    ------------
                                                                       1,293,028
                                                    ------------
                                                    ------------
               TELECOMMUNICATIONS:            5.36%
         6,500 China Telecom Ltd. ADR                   319,215
                                                    ------------
                                                    ------------
        13,000 Hutchison Whampoa ADR                    468,000
        22,000 Nokia Corp. ADR                          321,640
                                                    ------------
                                                    ------------
                                                                       1,108,855
               TRANSPORTATION:                1.96%
         5,400 Fedex Corporation                        406,188
                                                    ------------
                                                    ------------
               UTILITIES:                     3.82%
         9,100 EON AG ADR                               387,205
         7,300 FPL Group, Inc.                          403,179
                                                    ------------
                                                    ------------
                                                                         790,384
                                                    ------------
                                                    ------------

               Total Securities              76.76%  15,882,449
               Cash and Cash Equivalents     23.24%   4,808,495
                                       -------------------------
                                       -------------------------
               TOTAL INVESTMENTS            100.00% $ 20,690,944
                                       =========================
================================================================
ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

Valuation Inputs:                      Investment in Securities:
-----------------                      -------------------------
Level 1 - Quoted Prices                $ 15,882,449
Level 2 - Other Significant Observable Inputs     -
Level 3 - Significant Unobservable Inputs         -
                                       -------------
                                       -------------
        Total:                         $ 15,882,449
                                       -------------

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: November 13, 2009
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 13, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date:  November 13, 2009
      ------------------------------------